Consolidated Balance Sheet - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash	$ 501,459	$ 7,406	$ 6,456
Accounts receivable - net	1,220,564	1,288,258	507,261
Lease receivable asset	217,584	217,584	217,584
Inventory	523,457	630,204	711,894
Total Current Assets	2,463,064	2,143,452	1,443,195
Property and Equipment - Net	67,993	74,467	96,027
Goodwill	747,976	747,976	747,976
License	354,322	354,322	354,322
Patents	136,352	139,322	151,199
Right of use asset - long term	771,149	822,284
Other Assets	25,400	25,400	25,400
Total Non Current assets	2,103,192	2,163,771	1,374,924
Total Assets	4,566,256	4,307,223	2,818,119
Current Liabilities:
Bank Overdraft		1,480	5,850
Accounts payable - trade	1,703,830	1,587,989	1,033,375
Accrued Expenses	582,371	503,849	1,786,796
Accrued Expenses Related party		322,545	123,394
Customer Deposits	82,730	309,230	365,815
Warranty Liability	100,000	100,000	100,000
Deferred Revenue	33,000	47,750	33,000
Derivative Liability	586,749	320,794	245,988
Facility Lease Liability - current	205,592	201,297
Line of Credit	1,692,126	1,617,086
Notes payable - GE	2,400,214	2,386,234
Convertible Notes Payable (net of discount of 156,548 and 80,647 respectively)	411,362	373,249
Notes Payable - Current (net of note discount of 80,647 and 78.907 respectively)		3,133,199	2,775,090
Notes Payable - Current - Related Party (net of note discount of 29,227 and respectively 298,116		1,206,370	1,144,505
Related Party Notes Payable (net of discount of 0 and 29,227 Respectively	1,597,582	1,480,183
Total Current Liabilities	9,395,556	8,929,141	7,613,813
Long-Term Debt:
Facility Lease Liability - long term	577,751	630,560
Net Long-Term Debt	577,751	630,560
Total Liabilities	9,973,307	9,559,701	7,613,813
Commitments and contingencies
Stockholders' (Deficit)
Preferred D stock, value	570,000	650,000	750,000
Common stock, value	762,132	753,909	555,585
Shares to be issued			262,000
Additional paid-in capital	7,790,109	7,559,331	5,236,456
Accumulated deficit	(14,529,292)	(14,215,718)	(11,599,735)
Total Stockholders' (Deficit)	(5,407,051)	(5,252,478)	(4,795,694)
Total Liabilities and Stockholders' Deficit	$ 4,566,256	$ 4,307,223	$ 2,818,119